Fair Value Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Collateralized debt obligations	$ 3,880,000
Total AFS Securities	57,400,000	64,252,000
Level 3 assets measured on recurring basis using significant unobservable inputs [Abstract]
Beginning balance, beginning of period	150,000	173,000
Total gains (losses) included in net income	(167,000)	(269,000)
Included in Other Comprehensive Income	311,000	246,000
Transfers in or out of Level 3	0	0
Ending balance, end of period	294,000	150,000
Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
US Treasuries	0	6,032,000
State and Political Subdivisions	11,985,000	18,168,000
Mortgage Backed Securities	27,642,000	30,629,000
TRUP CDO's	294,000	150,000
Single Issue Trust Preferred	886,000	1,815,000
SBA Pools	16,091,000	6,996,000
SLMA	502,000	462,000
Total AFS Securities	57,400,000	64,252,000
Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
US Treasuries	0	0
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
TRUP CDO's	0	0
Single Issue Trust Preferred	0	0
SBA Pools	0	0
SLMA	0	0
Total AFS Securities	0	0
Recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
US Treasuries	0	6,032,000
State and Political Subdivisions	11,985,000	18,168,000
Mortgage Backed Securities	27,642,000	30,629,000
TRUP CDO's	0	0
Single Issue Trust Preferred	886,000	1,815,000
SBA Pools	16,091,000	6,996,000
SLMA	502,000	462,000
Total AFS Securities	57,106,000	64,102,000
Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
US Treasuries	0	0
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
TRUP CDO's	294,000	150,000
Single Issue Trust Preferred	0	0
SBA Pools	0	0
SLMA	0	0
Total AFS Securities	$ 294,000	$ 150,000